Note 7 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Current Assets [Table Text Block]
	December 31, 2017	December 31, 2018
Prepaid expenses	140	350
Guarantees	17	16
Advances to various creditors	119	100
Other receivables	152	342
Total	428	808